Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Payables, Accruals and Advance Receipts
Accrued research and development expenses	$ 153,978	$ 153,737
Accrued salaries and benefits	29,751	45,048
Accrued capital expenditures	15,858	23,659
Accrued selling and marketing expenses	14,705	16,340
Accrued administrative and other general expenses	14,046	15,777
Deferred government grants	6,004	740
Advances for inventory purchases	5,663	1,896
Amounts due to related parties	$ 2,016	$ 2,162
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Parties [Member]	Related Parties [Member]
Deposits	$ 1,627	$ 1,564
Others	12,476	10,476
Total other payables, accruals and advance receipts	$ 256,124	$ 271,399